Dear Policyowner:

Despite what many see as a developing rebound in the U.S. economy, confidence in the stock market was shaken over the first six months of 2002. News of accounting improprieties at several large companies and a few high profile bankruptcies are at least partially responsible. In any event, the declines in the overall stock market had a significant impact on the equity subaccounts of our universal life contracts. Short-term interest rates are at a 40-year low, and falling longer term rates have contributed to a relatively good showing by the investment grade bond market. High yield bonds were impacted by some of the same concerns that hurt the stock market. The European markets and some developing markets performed relatively better, after several years of under performing the U.S. markets. Please read the managers' discussions in the individual fund sections of this booklet for further information on the individual funds and the managers' outlooks.

The table below shows the percent change in unit price for each of the subaccounts of the CUNA Mutual Life Variable Account. If you own MEMBERS(R) Variable Universal Life, you should refer to the columns labeled Type I Units in the first section of this booklet. If you own MEMBERS(R) Variable Universal Life II, you should look at the columns labeled Type II Units.

                 Percent Change in Unit Value from December 31,
                           2001 through June 30, 2002
----------------------------------------------------------------------------------------------------------------
Subaccount                        Type I       Type II    Subaccount                     Type I      Type II
                                    Units       Units                                     Units       Units
----------------------------------------------------------------------------------------------------------------
Money Market                          0.3%        0.4%    Capital Appreciation Stock      -24.0%      -24.0%
----------------------------------------------------------------------------------------------------------------
Bond                                  3.0%        3.0%    Mid-Cap Stock                    n/a         -3.6%
----------------------------------------------------------------------------------------------------------------
Strategic Income                      1.7%        1.7%    Emerging Growth                 -24.1%      -24.2%
----------------------------------------------------------------------------------------------------------------
High Income                          n/a         -3.9%    International Stock              -4.4%       -4.5%
----------------------------------------------------------------------------------------------------------------
Balanced                             -7.5%       -7.5%    Developing Markets               n/a          5.0%
----------------------------------------------------------------------------------------------------------------
Growth and Income Stock             -10.9%      -10.9%
----------------------------------------------------------------------------------------------------------------

The CUNA Mutual Life Variable Account invests in mutual funds. The results shown above reflect the deduction of the variable account level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

This booklet is divided into several sections. Each section contains the semiannual report for a component of MEMBERS(R) Variable Universal Life and MEMBERS(R) Variable Universal Life II. The first section contains the following reports for the CUNA Mutual Life Variable Account:

     Statements of Assets and Liabilities.......... page 2
     Statements of Operations...................... page 4
     Statements of Changes in Net Assets........... page 7
     Notes to Financial Statements................. page 10

The remaining sections of this booklet contain the semiannual reports for the mutual funds:
(1) the Ultra Series Fund which includes the Mid-Cap Stock Fund (available in MEMBERS VUL II only), Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Money Market Fund;
(2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.;
(3) the MFS(R) Strategic Income SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM;
(4) the Oppenheimer High Income/VA Fund of the Oppenheimer Variable Account Funds (VUL II only); and
(5) the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust (VUL II only).

We appreciate the opportunity to serve your life insurance and long-term asset accumulation needs with MEMBERS(R) Variable Universal Life and MEMBERS(R) Variable Universal Life II.

Sincerely,

/s/Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      Statements of Assets and Liabilities
                                  June 30, 2002
                                   (Unaudited)

                                          Money                          Strategic          High                         Growth and
                                         Market            Bond           Income           Income         Balanced      Income Stock
Assets:                                Subaccount       Subaccount      Subaccount       Subaccount      Subaccount      Subaccount
                                       ----------       ----------      ----------       ----------      ----------      ----------
Investments in Ultra Series Fund:
Money Market Fund,
   10,837,992 shares at net asset value
   of $1.00 per share (cost $10,837,992)$10,837,992    $        --       $     --        $     --      $        --    $        --

Investments in Ultra Series Fund:
Bond Fund,
   832,279 shares at net asset value of
   $10.55 per share (cost $8,557,264)          --       8,777,792               --              --               --             --

Investments in MFS(R)Variable
Insurance TrustSM:
Strategic Income Series,
   63,186 shares at net asset value of
   $9.92 per share (cost $641,078)             --              --          626,803              --               --             --

Investments in Oppenheimer
Variable Account Funds:
High Income Fund/VA,
   73,443 shares at net asset value of
   $7.42 per share (cost $634,418)             --              --               --         544,798               --             --

Investments in Ultra Series Fund:
Balanced Fund,
   4,162,207 shares at net asset value of
   $17.11 per share (cost $66,689,883)         --              --               --              --       71,231,339             --

Investments in Ultra Series Fund:
Growth and Income Stock Fund,
   3,277,104 shares at net asset value of
   $25.71 per share (cost $75,951,685)         --              --               --              --               --     84,243,032
                                       ----------      ----------       ----------      ----------       ----------     ----------
     Total assets                      10,837,992       8,777,792          626,803         544,798       71,231,339     84,243,032
                                       ----------      ----------       ----------      ----------       ----------     ----------

Liabilities:
Accrued adverse mortality and
   expense charges                          7,799           5,940              448             371           49,723         59,581
                                       ----------      ----------       ----------      ----------       ----------     ----------
     Total liabilities                      7,799           5,940              448             371           49,723         59,581
                                       ----------      ----------       ----------      ----------       ----------     ----------
     Net assets                       $10,830,193      $8,771,852         $626,355        $544,427      $71,181,616    $84,183,451
                                       ==========      ==========       ==========      ==========       ==========     ==========

Policyowners Equity:
    Net Assets: Type 1                 $4,190,379      $6,139,600         $613,772              --      $65,442,633    $77,240,731
    Outstanding units: Type 1 (note 5)    193,455         186,645           47,038              --        1,450,225      1,195,453
    Net asset value per unit: Type 1       $21.67          $32.90           $13.05              --           $45.13         $64.61
                                       ==========      ==========       ==========      ==========       ==========     ==========

    Net Assets: Type 2                 $6,639,814      $2,632,252          $12,583        $544,427       $5,738,983     $6,942,720
    Outstanding units: Type 2 (note 5)    612,529         222,131            1,147          58,679          621,775        874,398
    Net asset value per unit: Type 2       $10.84          $11.85           $10.97           $9.28            $9.23          $7.94
                                       ==========      ==========       ==========      ==========       ==========     ==========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Assets and Liabilities, continued
                                  June 30, 2002
                                   (Unaudited)

                                         Capital
                                      Appreciation           Mid-Cap            Emerging          International       Developing
                                          Stock               Stock              Growth               Stock             Markets
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Investments in Ultra Series Fund:
Capital Appreciation Stock Fund,
   2,303,165 shares at net asset value of
   $15.79 per share (cost $43,515,606) $36,374,571          $       --         $       --          $       --            $     --

Investments in Ultra Series Fund:
Mid-Cap Stock Fund,
   256,490 shares at net asset value of
   $13.49 per share (cost $3,508,275)                        3,460,133                 --                  --                  --

Investments in MFS(R)Variable
Insurance TrustSM:
Emerging Growth Series,
   656,046 shares at net asset value of
   $13.71 per share (cost $15,106,894)          --                  --          8,994,396                  --                  --

Investments in T. Rowe Price
International Series, Inc.:
International Stock Portfolio,
   638,194 shares at net asset value of
   $11.01 per share (cost $9,037,683)           --                  --                 --           7,026,512                  --

Investments in Franklin Templeton
Variable Insurance Products Trust:
Developing Markets Securities,
   26,717 shares at net asset value of
   $4.95 per share (cost $143,623)              --                  --                 --                  --             132,250
                                        ----------          ----------        -----------         -----------          ----------
     Total assets                       36,374,571           3,460,133          8,994,396           7,026,512             132,250
                                        ----------          ----------        -----------         -----------          ----------

Liabilities:
Accrued adverse mortality and
   expense charges                          26,190               2,395              6,483               4,838                  93
                                        ----------          ----------        -----------         -----------          ----------
     Total liabilities                      26,190               2,395              6,483               4,838                  93
                                        ----------          ----------        -----------         -----------          ----------
     Net assets                        $36,348,381          $3,457,738         $8,987,913          $7,021,674            $132,157
                                        ==========          ==========        ===========         ===========          ==========

Policyowners Equity:
    Net Assets: Type 1                 $32,194,029                  --         $7,511,638          $6,305,444                  --
    Outstanding units: Type 1 (note 5)   1,439,353                  --            662,427             561,763                  --
    Net asset value per unit: Type 1        $22.37                  --             $11.34              $11.22                  --
                                        ==========          ==========        ===========         ===========          ==========

    Net Assets: Type 2                  $4,154,352          $3,457,738         $1,476,275            $716,230            $132,157
    Outstanding units: Type 2 (note 5)     565,988             255,398            297,636             105,483              19,496
    Net asset value per unit: Type 2         $7.34              $13.54              $4.96               $6.79               $6.78
                                        ==========          ==========        ===========         ===========          ==========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            Statements of Operations
  For Six Months Ended June 30, 2002 and Years Ended December 31, 2001 and 2000
                                   (Unaudited)

                                                MONEY MARKET SUBACCOUNT                                 BOND SUBACCOUNT

Investment income (loss):              2002              2001             2000              2002             2001             2000
                                       ----              ----             ----              ----             ----             ----
  Dividend income                     $78,880         $311,048          $304,451         $     --          $331,277        $267,073
  Adverse mortality and expense charges
   (note 3)                           (45,543)         (77,525)          (45,966)         (32,845)          (47,906)        (34,525)
                                    ---------        ---------         ---------        ---------         ---------        --------
Net investment income (loss)           33,337          233,523           258,485          (32,845)          283,371         232,548
                                    ---------        ---------         ---------        ---------         ---------        --------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received    --                --                --               --                --              --
   Proceeds from sale of securities 5,803,677        5,232,884         9,041,724          582,051           292,863         748,321
   Cost of securities sold         (5,803,677)      (5,232,884)       (9,041,724)        (582,876)         (289,794)       (767,487)
                                    ---------        ---------         ---------        ---------         ---------        --------
Net realized gain (loss) on security
  transactions                            --                --                --             (825)            3,069         (19,166)
  Net change in unrealized appreciation
   or depreciation on investments         --                --                --          261,782            50,909          58,875
                                    ---------        ---------         ---------        ---------         ---------        --------
Net gain (loss) on investments            --                --                --          260,957            53,978          39,709
                                    ---------        ---------         ---------        ---------         ---------        --------
Net increase (decrease) in net assets
  resulting from operations           $33,337         $223,523          $258,485         $228,112          $337,349        $272,257
                                    =========        =========         =========        =========         =========        ========


                                              STRATEGIC INCOME SUBACCOUNT                           HIGH INCOME SUBACCOUNT

Investment income (loss):              2002              2001             2000              2002             2001             2000
                                       ----              ----             ----              ----             ----             ----

  Dividend income                    $24,660           $24,033           $29,675          $50,843           $18,313            $236
  Adverse mortality and expense
charges (note 3)                      (2,919)           (5,815)           (5,498)          (2,284)           (2,738)           (313)
                                   ---------         ---------         ---------        ---------         ---------        --------
Net investment income (loss)          21,741            18,218            24,177           48,559            15,575             (77)
                                   ---------         ---------         ---------        ---------         ---------        --------
Realized and unrealized gain (loss)
 on investments:
 Realized gain (loss) on security
 transactions:
Capital gain distributions received       --                --                --               --                --              --
Proceeds from sale of securities      70,784            36,185            72,159           21,052             9,537          47,952
Cost of securities sold              (71,357)          (36,712)          (75,045)         (23,195)           (9,954)        (50,050)
                                   ---------         ---------         ---------        ---------         ---------        --------
Net realized gain (loss) on security
transactions                            (573)             (527)           (2,886)          (2,143)             (417)         (2,098)
Net change in unrealized appreciation
or depreciation on investments       (10,251)            6,290             3,290          (68,488)          (20,492)           (644)
                                   ---------         ---------         ---------        ---------         ---------        --------
Net gain (loss) on investments       (10,824)            5,763               404          (70,631)          (20,909)         (2,742)
                                   ---------         ---------         ---------        ---------         ---------        --------
Net increase (decrease) in net assets
resulting from operations            $10,917           $23,981           $24,581         ($22,072)          ($5,334)        ($2,819)
                                   =========         =========         =========        =========         =========        ========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Operations, continued
  For Six Months Ended June 30, 2002 and Years Ended December 31, 2001 and 2000
                                   (Unaudited)

                                                  BALANCED SUBACCOUNT                         GROWTH AND INCOME STOCK SUBACCOUNT

Investment income (loss):              2002              2001             2000              2002             2001             2000
                                       ----              ----             ----              ----             ----             ----
  Dividend income                 $         --        $2,282,310        $2,539,793    $          --        $1,026,566    $1,033,586
  Adverse mortality and expense charges
   (note 3)                         (328,981)         (687,890)         (709,346)        (403,109)         (863,491)       (944,513)
                                  ----------         ---------         ---------      -----------         ---------      ----------
Net investment income (loss)        (328,981)        1,594,420         1,830,447         (403,109)          163,075          89,073
                                  ----------         ---------         ---------      -----------         ---------      ----------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
  transactions:
  Capital gain distributions received     --         3,195,604           422,244               --         2,480,701         377,334
  Proceeds from sale of securities 2,574,184         4,874,234         8,177,082        3,169,534         6,321,315       6,777,413
  Cost of securities sold         (2,268,349)       (4,016,614)       (6,052,432)      (2,583,506)       (5,048,877)     (4,340,887)
                                  ----------         ---------         ---------      -----------         ---------      ----------
Net realized gain (loss) on security
  transactions                       305,835         4,053,224         2,546,894          586,028         3,753,139       2,813,860
  Net change in unrealized appreciation
   or depreciation on investments (5,744,076)       (8,782,439)       (2,132,200)     (10,480,174)      (16,082,165)     (3,022,365)
                                  ----------         ---------         ---------      -----------         ---------      ----------
Net gain (loss) on investments    (5,438,241)       (4,729,215)          414,694       (9,894,146)      (12,329,026)       (208,505)
                                  ----------         ---------         ---------      -----------         ---------      ----------
Net increase (decrease) in net assets
  resulting from operations      ($5,767,222)      ($3,134,795)       $2,245,141     ($10,297,255)     ($12,165,951)      ($119,432)
                                  ==========         =========         =========      ===========         =========      ==========


                                         CAPITAL APPRECIATION STOCK SUBACCOUNT                     MID-CAP STOCK SUBACCOUNT

Investment income (loss):              2002              2001             2000              2002             2001             2000
                                       ----              ----             ----              ----             ----             ----

Dividend income                  $        --           $47,622           $38,004         $     --           $13,965            $885
 Adverse mortality and expense charges
(note 3)                            (188,652)         (426,767)         (422,423)         (11,429)          (11,695)         (2,249)
                                    --------         ---------         ---------         --------           -------          ------
Net investment income (loss)        (188,652)         (379,145)         (384,419)         (11,429)            2,270          (1,364)
                                    --------         ---------         ---------         --------           -------          ------
Realized and unrealized gain (loss)
 on investments:
 Realized gain (loss) on
 security transactions:
Capital gain distributions received       --         6,652,267           493,012               --           104,035              77
Proceeds from sale of securities   1,709,464         3,424,992         2,711,862           76,138            75,736         102,647
Cost of securities sold           (1,698,645)       (2,836,420)       (1,774,342)         (72,139)          (73,029)        (98,501)
                                   ---------         ---------         ---------         --------          --------         -------
Net realized gain (loss) on security
transactions                          10,819         7,240,839         1,430,532            3,999           106,742           4,223
Net change in unrealized appreciation
or depreciation on investments   (11,301,628)      (11,947,338)          428,664         (158,445)           51,296          58,894
                                  ----------        ----------        ----------         --------          --------         -------
Net gain (loss) on investments   (11,290,809)       (4,706,499)        1,859,196         (154,446)          158,038          63,117
                                  ----------        ----------        ----------         --------          --------         -------
Net increase (decrease) in net assets
resulting from operations       ($11,479,461)      ($5,085,644)       $1,474,777        ($165,875)         $160,308         $61,753
                                  ==========        ==========        ==========         ========          ========         =======

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Operations, continued
  For Six Months Ended June 30, 2002 and Years Ended December 31, 2001 and 2000
                                   (Unaudited)

                                              EMERGING GROWTH SUBACCOUNT                        INTERNATIONAL STOCK SUBACCOUNT

Investment income (loss):              2002              2001             2000              2002             2001             2000
                                       ----              ----             ----              ----             ----             ----
Dividend income                   $       --        $       --        $       --         $     --          $155,232         $58,791
 Adverse mortality and expense charges
(note 3)                             (46,503)         (109,675)         (156,570)         (31,846)          (70,691)        (84,273)
                                  ----------        ----------        ----------       ----------        ----------       ---------
Net investment income (loss)         (46,503)         (109,675)         (156,570)         (31,846)           84,541         (25,482)
                                  ----------        ----------        ----------       ----------        ----------       ---------
Realized and unrealized gain (loss)
 on investments:
 Realized gain (loss) on
 security transactions:
Capital gain distributions received       --           796,024           921,643               --                --         282,195
Proceeds from sale of securities     419,409           985,395         1,699,368          307,201           621,054         495,284
Cost of securities sold             (604,080)       (1,154,366)       (1,096,592)        (386,974)         (714,446)       (337,597)
                                  ----------        ----------        ----------       ----------        ----------       ---------
Net realized gain (loss) on security
transactions                        (184,671)          627,053         1,524,419          (79,773)          (93,392)        439,882
Net change in unrealized appreciation
or depreciation on investments    (2,606,587)       (6,114,073)       (5,430,518)        (214,596)       (2,125,367)     (2,340,401)
                                  ----------        ----------        ----------       ----------        ----------       ---------
Net gain (loss) on investments    (2,791,258)       (5,487,020)       (3,906,099)        (294,369)       (2,218,759)     (1,900,519)
                                  ----------        ----------        ----------       ----------        ----------       ---------
Net increase (decrease) in net assets
resulting from operations        ($2,837,761)      ($5,596,695)      ($4,062,669)       ($326,215)      ($2,134,218)    ($1,926,001)
                                  ==========        ==========        ==========       ==========        ==========       =========


                                             DEVELOPING MARKETS SUBACCOUNT

Investment income (loss):              2002              2001             2000
                                       ----              ----             ----

  Dividend income                     $1,796              $793               $59
  Adverse mortality and expense
charges (note 3)                        (550)             (835)             (369)
                                     -------          --------           -------
Net investment income (loss)           1,246               (42)             (310)
                                     -------          --------           -------
Realized and unrealized gain (loss)
 on investments:
 Realized gain (loss) on
security transactions:
Capital gain distributions received       --                --                --
Proceeds from sale of securities       6,296            15,875            42,680
Cost of securities sold               (6,559)          (18,420)          (51,281)
                                     -------          --------           -------
Net realized gain (loss) on security
transactions                            (263)           (2,545)           (8,601)
Net change in unrealized appreciation
or depreciation on investments         3,222            (5,977)           (8,672)
                                     -------          --------           -------
Net gain (loss) on investments         2,959            (8,522)          (17,273)
                                     -------          --------           -------
Net increase (decrease) in net assets
resulting from operations             $4,205           ($8,564)         ($17,583)
                                     =======          ========           =======

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Changes in Net Assets
  For Six Months Ended June 30, 2002 and Years Ended December 31, 2001 and 2000
                                   (Unaudited)

                                                MONEY MARKET SUBACCOUNT                                 BOND SUBACCOUNT

Operations:                            2002              2001             2000              2002             2001             2000
                                       ----              ----             ----              ----             ----             ----
  Net investment income (loss)       $33,337          $233,523          $258,485         ($32,845)         $283,371        $232,548
  Net realized gain (loss) on
   security transactions                  --                --                --             (825)            3,069         (19,166)
  Net change in unrealized appreciation
   or depreciation on investments         --                --                --          261,782            50,909          58,875
                                  ----------        ----------        ----------       ----------        ----------      ----------
   Change in net assets from
    operations                        33,337           233,523           258,485          228,112           337,349         272,257
                                  ----------        ----------        ----------       ----------        ----------      ----------
Capital unit transactions (note 5):
Proceeds from sale of units        7,851,710         7,934,208        13,577,729        2,530,008         3,056,233         984,884
  Cost of units repurchased       (6,644,804)       (5,897,540)      (10,928,652)        (859,924)         (694,152)       (960,704)
                                  ----------        ----------        ----------       ----------        ----------      ----------
   Change in net assets from capital
    unit transactions              1,206,906         2,036,668         2,649,077        1,670,084         2,362,081          24,180
                                  ----------        ----------        ----------       ----------        ----------      ----------
Increase (decrease) in net assets  1,240,243         2,270,191         2,907,562        1,898,196         2,699,430         296,437
Net assets:
  Beginning of period              9,589,950         7,319,759         4,412,197        6,873,656         4,174,226       3,877,789
                                  ----------        ----------        ----------       ----------        ----------      ----------
  End of period                  $10,830,193        $9,589,950        $7,319,759       $8,771,852        $6,873,656      $4,174,226
                                  ==========        ==========        ==========       ==========        ==========      ==========

                                              STRATEGIC INCOME SUBACCOUNT                           HIGH INCOME SUBACCOUNT

Operations:                            2002              2001             2000              2002             2001             2000
                                       ----              ----             ----              ----             ----             ----

  Net investment income (loss)       $21,741           $18,218           $24,177          $48,559           $15,575            ($77)
  Net realized gain (loss) on
   security transactions                (573)             (527)           (2,886)          (2,143)             (417)         (2,098)
  Net change in unrealized appreciation
   or depreciation on investments    (10,251)            6,290             3,290          (68,488)          (20,492)           (644)
                                  ----------        ----------        ----------        ---------         ---------       ---------
   Change in net assets from
    operations                        10,917            23,981            24,581          (22,072)           (5,334)         (2,819)
                                  ----------        ----------        ----------        ---------         ---------       ---------
Capital unit transactions (note 5):
  Proceeds from sale of units         39,829            52,886            83,247          175,350           400,558         110,501
  Cost of units repurchased          (76,382)          (54,448)          (97,296)         (70,920)          (35,477)         (6,436)
                                  ----------        ----------        ----------        ---------         ---------       ---------
   Change in net assets from capital
    unit transactions                (36,553)           (1,562)          (14,049)         104,430           365,081         104,065
                                  ----------        ----------        ----------        ---------         ---------       ---------
Increase (decrease) in net assets    (25,636)           22,419            10,532           82,358           359,747         101,246
Net assets:
  Beginning of period                651,991           629,572           619,040          462,069           102,322           1,076
                                  ----------        ----------        ----------        ---------         ---------       ---------
  End of period                     $626,355          $651,991          $629,572         $544,427          $462,069        $102,322
                                  ==========        ==========        ==========        =========         =========       =========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Changes in Net Assets, continued
  For Six Months Ended June 30, 2002 and Years Ended December 31, 2001 and 2000
                                   (Unaudited)

                                                  BALANCED SUBACCOUNT                         GROWTH AND INCOME STOCK SUBACCOUNT

Operations:                            2002              2001             2000              2002             2001             2000
                                       ----              ----             ----              ----             ----             ----
  Net investment income (loss)     ($328,981)       $1,594,420        $1,830,447        ($403,109)         $163,075         $89,073
  Net realized gain (loss) on
   security transactions             305,835         4,053,224         2,546,894          586,028         3,753,139       2,813,860
  Net change in unrealized appreciation
   or depreciation on investments (5,744,076)       (8,782,439)       (2,132,200)     (10,480,174)      (16,082,165)     (3,022,365)
                                  ----------        ----------        ----------       ----------       -----------     -----------
   Change in net assets from
    operations                    (5,767,222)       (3,134,795)        2,245,141      (10,297,255)      (12,165,951)       (119,432)
                                  ----------        ----------        ----------       ----------       -----------     -----------

Capital unit transactions (note 5):
  Proceeds from sale of units      5,887,805        10,274,621        12,269,234        7,983,740        15,181,265      17,856,770
  Cost of units repurchased       (5,089,637)      (10,240,697)      (14,010,392)      (6,912,411)      (14,504,944)    (15,159,431)
                                  ----------        ----------        ----------       ----------       -----------     -----------
   Change in net assets from capital
    unit transactions                798,168            33,924        (1,741,158)       1,071,329           676,321       2,697,339
                                  ----------        ----------        ----------       ----------       -----------     -----------
Increase (decrease) in net assets (4,969,054)       (3,100,871)          503,983       (9,225,926)      (11,489,630)      2,577,907
Net assets:
  Beginning of period             76,150,670        79,251,541        78,747,558       93,409,377       104,899,007     102,321,100
                                  ----------        ----------        ----------       ----------       -----------     -----------
  End of period                  $71,181,616       $76,150,670       $79,251,541      $84,183,451       $93,409,377    $104,899,007
                                  ==========        ==========        ==========       ==========       ===========     ===========


                                            CAPITAL APPRECIATION SUBACCOUNT                        MID-CAP STOCK SUBACCOUNT

Operations:                            2002              2001             2000              2002             2001             2000
                                       ----              ----             ----              ----             ----             ----

  Net investment income (loss)     ($188,652)        ($379,145)        ($384,419)        ($11,429)           $2,270         ($1,364)
  Net realized gain (loss) on
   security transactions              10,819         7,240,839         1,430,532            3,999           106,742           4,223
  Net change in unrealized appreciation
   or depreciation on investments(11,301,628)      (11,947,338)          428,664         (158,445)           51,296          58,894
                                 -----------       -----------       -----------       ----------        ----------        --------
   Change in net assets from
    operations                   (11,479,461)       (5,085,644)        1,474,777         (165,875)          160,308          61,753
                                 -----------       -----------       -----------       ----------        ----------        --------
Capital unit transactions (note 5):
  Proceeds from sale of units      4,115,883        10,206,096        13,180,893        2,081,590         1,419,913         704,374
  Cost of units repurchased       (3,646,081)       (7,447,500)       (7,182,551)        (350,856)         (405,323)        (52,707)
                                 -----------       -----------       -----------       ----------        ----------        --------
   Change in net assets from capital
    unit transactions                469,802         2,758,596         5,998,342        1,730,734         1,014,590         651,667
                                 -----------       -----------       -----------       ----------        ----------        --------
Increase (decrease) in net assets(11,009,659)       (2,327,048)        7,473,119        1,564,859         1,174,898         713,420
Net assets:
  Beginning of period             47,358,040        49,685,088        42,211,969        1,892,879           717,981           4,561
                                 -----------       -----------       -----------       ----------        ----------        --------
  End of period                  $36,348,381       $47,358,040       $49,685,088       $3,457,738        $1,892,879        $717,981
                                 ===========       ===========       ===========       ==========        ==========        ========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Changes in Net Assets, continued
  For Six Months Ended June 30, 2002 and Years Ended December 31, 2001 and 2000
                                   (Unaudited)

                                              EMERGING GROWTH SUBACCOUNT                        INTERNATIONAL STOCK SUBACCOUNT

Operations:                            2002              2001             2000              2002             2001             2000
                                       ----              ----             ----              ----             ----             ----
  Net investment income (loss)      ($46,503)        ($109,675)        ($156,570)        ($31,846)          $84,541        ($25,482)
  Net realized gain (loss) on
   security transactions            (184,671)          627,053         1,524,419          (79,773)          (93,392)        439,882
  Net change in unrealized appreciation
   or depreciation on investments (2,606,587)       (6,114,073)       (5,430,518)        (214,596)       (2,125,367)     (2,340,401)
                                  ----------        ----------        ----------        ---------         ---------       ---------
   Change in net assets from
    operations                    (2,837,761)       (5,596,695)       (4,062,669)        (326,215)       (2,134,218)     (1,926,001)
                                  ----------        ----------        ----------        ---------         ---------       ---------
Capital unit transactions (note 5):
  Proceeds from sale of units      1,312,832         3,396,467         8,397,598          819,106         1,619,733       4,215,595
  Cost of units repurchased       (1,078,658)       (2,342,514)       (3,466,245)        (736,005)       (1,431,018)     (1,439,807)
                                  ----------        ----------        ----------        ---------         ---------       ---------
   Change in net assets from capital
    unit transactions                234,174         1,053,953         4,931,353           83,101           188,715       2,775,788
                                  ----------        ----------        ----------        ---------         ---------       ---------
Increase (decrease) in net assets (2,603,587)       (4,542,742)          868,684         (243,114)       (1,945,503)        849,787
Net assets:
  Beginning of period             11,591,500        16,134,242        15,265,558        7,264,788         9,210,291       8,360,504
                                  ----------         ---------        ----------        ---------         ---------       ---------
  End of period                   $8,987,913       $11,591,500       $16,134,242       $7,021,674        $7,264,788      $9,210,291
                                  ==========        ==========        ==========        =========         =========       =========


                                             DEVELOPING MARKETS SUBACCOUNT

Operations:                            2002              2001             2000
                                       ----              ----             ----

  Net investment income (loss)        $1,246              ($42)            ($310)
  Net realized gain (loss) on
   security transactions                (263)           (2,545)           (8,601)
  Net change in unrealized appreciation
   or depreciation on investments      3,222            (5,977)           (8,672)
                                   ---------          --------           -------
   Change in net assets from
    operations                         4,205            (8,564)          (17,583)
                                   ---------          --------           -------
Capital unit transactions (note 5):
  Proceeds from sale of units         45,438            64,242           112,278
  Cost of units repurchased          (20,957)          (32,614)          (15,526)
                                   ---------          --------           -------
   Change in net assets from capital
    unit transactions                 24,481            31,628            96,752
                                   ---------          --------           -------
Increase (decrease) in net assets     28,686            23,064            79,169
Net assets:
  Beginning of period                103,471            80,407             1,238
                                   ---------          --------           -------
  End of period                     $132,157          $103,471           $80,407
                                   =========          ========           =======

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Account was established as a separate investment account within CUNA Mutual Life Insurance Company to receive and invest net premiums paid under flexible premium variable life insurance policies.

     Although the assets of the Account are the property of CUNA Mutual Life Insurance Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which CUNA Mutual Life Insurance Company may conduct.

     The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in CUNA Mutual Life Insurance Company's general account to cover death benefits in excess of the accumulated value.

(2)  Significant Accounting Policies

     Investments

     The Account currently is divided into eleven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Account invests in shares of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has six funds available as investment options under the policies. T. Rowe Price International Series, Inc., Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust have one fund available as an investment option and MFS(R) Variable Insurance TrustSM has two funds available as an investment option. Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. CUNA Mutual Life Insurance Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Series, Inc.

     Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Strategic Income Series and Emerging Growth Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM.

     OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     The operations of the Account form a part of the operations of CUNA Mutual Life Insurance Company and are not taxed separately. CUNA Mutual Life Insurance Company does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the Account. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by CUNA Mutual Life Insurance Company in the future, a charge to the Account may be assessed.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges

     Policy Charges

     In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by CUNA Mutual Life Insurance Company by redeeming an appropriate number of units for each policy.

     Administrative Fee: CUNA Mutual Life Insurance Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, CUNA Mutual Life Insurance Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

     Deferred Contingent Sales and Administrative Charges: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with CUNA Mutual Life Insurance Company crediting additional amounts at its discretion.

     Policy Fee: CUNA Mutual Life Insurance Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

     Cost of Insurance and Additional Benefits Provided: CUNA Mutual Life Insurance Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

     Variable Account Charges

     Mortality and Expense Risk Charge: CUNA Mutual Life Insurance Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of 0.90% of the average daily net asset value of the Account. These charges will be deducted by CUNA Mutual Life Insurance Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)  Investment Transactions

     The cost of shares purchased, including reinvestment of dividend distributions, during the six months ended June 30, 2002, was as follows:

     Money Market Fund............................................. $7,044,355
     Bond Fund.....................................................  2,220,018
     Strategic Income Series.......................................     55,922
     High Income Fund..............................................    174,063
     Balanced Fund.................................................  3,035,413
     Growth and Income Stock Fund..................................  3,826,810
     Capital Appreciation Stock Fund...............................  1,981,204
     Mid-Cap Stock Fund............................................  1,796,417
     Emerging Growth Series........................................    604,840
     International Stock Portfolio.................................    357,840
     Developing Markets Fund.......................................     32,040

(5)  Unit Activity from Policy Transactions
     Transactions in units of each subaccount of the Account for the years ended December 31, 2001 and 2000, and the six-month period ended June 30, 2002, were as follows:

                                     Money                                              Strategic                   High
                                    Market                      Bond                     Income                    Income
                                  Subaccount                 Subaccount                Subaccount                Subaccount
                              -------------------        -------------------       -------------------       -------------------
                               Type 1     Type 2         Type 1     Type 2          Type 1     Type 2         Type 1*    Type 2
Outstanding at
  December 31, 1999           220,755         --         139,585        107         51,976        106                       107
Sold                          450,205    426,805          29,408     14,555          5,954      1,239                    11,254
Repurchased                  (484,331)  (103,011)        (33,816)      (519)        (8,011)      (145)                     (662)
                             --------   --------         -------    -------      ---------    -------                   -------
Outstanding at
  December 31, 2000           186,629    323,794         135,177     14,143         49,919      1,200                    10,699
Sold                          136,762    469,259          62,927     94,778          3,805        465                    40,755
Repurchased                  (143,768)  (264,347)        (17,092)   (14,107)        (3,959)      (428)                   (3,640)
                             --------   --------         -------    -------      ---------    -------                   -------
Outstanding at
  December 31, 2001           179,623    528,706         181,012     94,814         49,765      1,237                    47,814
Sold                           71,546    582,491          24,531    149,111            984      2,500                    18,242
Repurchased                   (57,714)  (498,668)        (18,898)   (21,794)        (3,711)    (2,590)                   (7,377)
                             --------   --------         -------    -------      ---------    -------                   -------
Outstanding at
  June 30, 2002               193,455    612,529         186,645    222,131         47,038      1,147                    58,679
                             ========   ========         =======    =======      =========    =======                   =======

                                                                                         Capital
                                                             Growth and               Appreciation                 Mid-Cap
                                   Balanced                 Income Stock                  Stock                     Stock
                                  Subaccount                 Subaccount                Subaccount                Subaccount
                              -------------------        -------------------       -------------------       -------------------
                               Type 1     Type 2         Type 1     Type 2          Type 1     Type 2         Type 1*    Type 2
Outstanding at
  December 31, 1999         1,593,968      8,270       1,246,783      3,979      1,333,827      1,481                       439
Sold                          200,206    209,955         172,603    341,335        344,611    185,309                    60,291
Repurchased                  (275,458)   (15,746)       (179,232)   (22,674)      (215,716)   (13,334)                   (4,447)
                             --------   --------        --------    -------       --------   --------                   -------
Outstanding at
  December 31, 2000         1,518,716    202,479       1,240,154    322,640      1,462,722    173,456                    56,283
Sold                          150,739    297,142         137,918    543,256        207,926    398,188                   109,177
Repurchased                  (200,221)   (53,163)       (168,230)  (230,953)      (211,918)  (116,040)                  (30,768)
                             --------   --------        --------    -------       --------   --------                   -------
Outstanding at
  December 31, 2001         1,469,234    446,458       1,209,842    634,943      1,458,730    455,604                   134,692
Sold                           79,746    216,797          73,877    321,178         98,045    174,132                   145,495
Repurchased                   (98,755)   (41,480)        (88,266)   (81,383)      (117,422)   (63,748)                  (24,789)
                             --------   --------        --------    -------       --------   --------                   -------
Outstanding at
  June 30, 2002             1,450,225    621,775       1,195,453    874,738      1,439,353    565,988                   255,398
                             ========   ========        ========    =======       ========   ========                   =======


                                   Emerging                 International              Developing
                                    Growth                      Stock                    Markets
                                  Subaccount                 Subaccount                Subaccount
                              -------------------        -------------------      --------------------
                               Type 1     Type 2         Type 1     Type 2          Type 1*    Type 2
Outstanding at
  December 31, 1999           536,259        454         446,501        497                       118
Sold                          243,927    131,762         206,728     57,534                    13,165
Repurchased                  (121,459)   (10,851)        (79,979)    (6,421)                   (1,946)
                             --------   --------        --------    -------                   -------
Outstanding at
  December 31, 2000           658,727    121,365         573,250     51,610                    11,337
Sold                          120,629    196,949          86,917     66,348                     9,644
Repurchased                  (114,019)   (65,447)        (94,944)   (29,809)                   (4,965)
                             --------   --------         -------    -------                   -------
Outstanding at
  December 31, 2001           665,337    252,867         565,223     88,149                    16,016
Sold                           54,879     98,658          43,788     45,013                     6,475
Repurchased                   (57,789)   (53,889)        (47,248)   (27,679)                   (2,995)
                             --------   --------         -------    -------                   -------
Outstanding at
  June 30, 2002               662,427    297,636         561,763    105,483                    19,496
                             ========   ========         =======    =======                   =======

*This fund not available in this product type.

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                                           MONEY MARKET SUBACCOUNT
                                   2002                   2001                   2000                   1999             1998
                             -----------------      -----------------      -----------------      -----------------      ----
Unit Value:                   Type 1   Type 2        Type 1   Type 2        Type 1   Type 2        Type 1  Type 2**
  Beginning of period         $21.60   $10.80        $21.00   $10.50        $19.99   $10.00        $19.24   $10.00      $18.47

  End of period                21.67    10.84         21.60    10.80         21.00    10.50         19.99    10.00       19.24

Net Assets at end of
  period (000s)               4,190    6,640         3,880    5,710

Units outstanding at
  end of period (000s)          193      613           180      529           187      324           221        0         188

Total return1                   0.3%     0.4%          2.9%     2.9%          5.1%     5.0%          3.9%     0.0%***     4.2%

Investment income ratio2        0.78%    0.78%         3.61%    3.61%

Expense ratio3                  0.90%    0.90%         0.90%    0.90%


                                                               BOND SUBACCOUNT
                                   2002                   2001                   2000                   1999             1998
                             -----------------      -----------------      -----------------      -----------------      ----
Net asset value:              Type 1   Type 2        Type 1   Type 2        Type 1   Type 2        Type 1  Type 2**

  Beginning of period         $31.94   $11.51        $29.76   $10.72        $27.77   $10.00        $27.82   $10.00      $26.43
  End of period                32.90    11.85         31.94    11.51         29.76    10.72         27.77    10.00       27.82
Net Assets at end of
  period (000s)               6,140    2,632         5,782    1,091

Units outstanding at
  end of period (000s)          187      222           181       95           135       14           140      0.1       130

Total return1                   3.0%     3.0%          7.3%     7.4%          7.2%     7.2%         (0.2%)    0.0%***     5.3%

Investment income ratio2        0.00%    0.00%         6.22%    6.22%

Expense ratio3                  0.90%    0.90%         0.90%    0.90%



                                                         STRATEGIC INCOME SUBACCOUNT
                                   2002                   2001                   2000                   1999             1998
                             -----------------      -----------------      -----------------      -----------------      ----
Net asset value:              Type 1   Type 2        Type 1   Type 2        Type 1   Type 2        Type 1  Type 2**

  Beginning of period         $12.83   $10.79        $12.36   $10.39        $11.89   $10.00        $12.31   $10.00      $11.51

  End of period                13.05    10.97         12.83    10.79         12.36    10.39         11.89    10.00       12.31

Net Assets at end of
  period (000s)                 614       13           639       13

Units outstanding at
  end of period (000s)           47        1            50        1            50        1            52      0.1          60

Total return1                   1.7%     1.7%          3.8%     3.8%          4.0%     3.9%         (3.4%)    0.0%***     6.9%

Investment income ratio2        3.80%    3.80%         3.72%    3.72%

Expense ratio3                  0.90%    0.90%         0.90%    0.90%


                                                           HIGH INCOME SUBACCOUNT
                                   2002                   2001                   2000                   1999            1998**
                             -----------------      -----------------      -----------------      -----------------     ------
Net asset value:              Type 1   Type 2        Type 1   Type 2        Type 1   Type 2        Type 1  Type 2**

  Beginning of period                   $9.66                  $9.56                 $10.03                 $10.00

  End of period                          9.28                   9.66                   9.56                  10.03

Net Assets at end of
  period (000s)                          544                   462

Units outstanding at
  end of period (000s)                    59                     48                     11                    0.1

Total return1                           (4.0%)                  1.0%                  (4.7%)                  0.3%***

Investment income ratio2                10.02%                  6.02%

Expense ratio3                           0.90%                  0.90%


                                                             BALANCED SUBACCOUNT
                                   2002                   2001                   2000                   1999             1998
                             -----------------      -----------------      -----------------      -----------------      ----
Net asset value:              Type 1   Type 2        Type 1   Type 2        Type 1   Type 2        Type 1  Type 2**

  Beginning of period         $48.80    $9.98        $50.80   $10.39        $49.35   $10.09        $43.49   $10.00      $38.69

  End of period                45.13     9.23         48.80     9.98         50.80    10.39         49.35    10.09       43.49

Net Assets at end of
  period (000s)              65,443    5,739        71,695    4,456

Units outstanding at
  end of period (000s)        1,450      622         1,469      446         1,519      202         1,594        8       1,581

Total return1                  (7.5%)   (7.5%)        (3.9%)   (3.9%)         2.9%     3.0%         13.5%     0.9%***    12.4%

Investment income ratio2        0.00%    0.00%         2.99%    2.99%

Expense ratio3                  0.90%    0.90%         0.90%    0.90%


                                                     GROWTH AND INCOME STOCK SUBACCOUNT
                                   2002                   2001                   2000                   1999             1998
                             -----------------      -----------------      -----------------      -----------------      ----
Net asset value:              Type 1   Type 2        Type 1   Type 2        Type 1   Type 2        Type 1  Type 2**

  Beginning of period         $72.53    $8.91        $81.96   $10.07        $82.04   $10.08        $70.17   $10.00      $60.02

  End of period                64.61     7.94         72.53     8.91         81.96    10.07         82.04    10.08       70.17
Net Assets at end of
  period (000s)              77,241    6,943        87,752    5,657

Units outstanding at
  end of period (000s)        1,195      875         1,210      635         1,240      323         1,247        4       1,207

Total return1                 (10.9%)  (10.9%)       (11.5%)  (11.5%)        (0.1%)   (0.1%)        16.9%     0.8%***    16.9%

Investment income ratio2        0.00%    0.00%         1.07%    1.07%

Expense ratio3                  0.90%    0.90%         0.90%    0.90%


                                                    CAPITAL APPRECIATION STOCK SUBACCOUNT
                                   2002                   2001                   2000                   1999             1998
                             -----------------      -----------------      -----------------      -----------------      ----
Net asset value:              Type 1   Type 2        Type 1   Type 2        Type 1   Type 2        Type 1  Type 2**

  Beginning of period         $29.45    $9.66        $32.70   $10.73        $31.64   $10.38        $25.49   $10.00      $21.27

  End of period                22.37     7.34         29.45     9.66         32.70    10.73         31.64    10.38       25.49

Net Assets at end of
  period (000s)              32,194    4,154        42,957   4,401

Units outstanding at
  end of period (000s)        1,439      566         1,459      456         1,463      173         1,334        1       1,297

Total return1                 (24.0%)  (24.0%)        (9.9%)  (10.0%)         3.4%     3.4%         24.1%     3.8%***    19.9%

Investment income ratio2        0.00%    0.00%         0.10%    0.10%

Expense ratio3                  0.90%    0.90%         0.90%    0.90%


                                                          MID-CAP STOCK SUBACCOUNT
                                   2002                   2001                   2000                   1999            1998**
                             -----------------      -----------------      -----------------      -----------------     ------
Net asset value:              Type 1   Type 2        Type 1   Type 2        Type 1   Type 2        Type 1  Type 2**

  Beginning of period                  $14.05                 $12.76                 $10.39                 $10.00

  End of period                         13.54                  14.05                  12.76                  10.39

Net Assets at end of
  period (000s)                        3,458                  1,893

Units outstanding at
  end of period (000s)                   255                    135                     56                    0.4

Total return1                           (3.7%)                 10.1%                  22.8%                   3.9%***

Investment income ratio2                 0.00%                  1.07%

Expense ratio3                           0.90%                  0.90%


                                                         EMERGING GROWTH SUBACCOUNT
                                   2002                   2001                   2000                   1999             1998
                             -----------------      -----------------      -----------------      -----------------      ----
Net asset value:              Type 1   Type 2        Type 1   Type 2        Type 1   Type 2        Type 1  Type 2**

  Beginning of period         $14.94    $6.54        $22.67    $9.92        $28.46   $12.47        $16.24   $10.00      $12.21

  End of period                11.34     4.96         14.94     6.54         22.67     9.92         28.46    12.47       16.24

Net Assets at end of
  period (000s)               7,512    1,476         9,938    1,654

Units outstanding at
  end of period (000s)          662      298           665      253           659      121           536      0.5         433

Total return1                 (24.1%)  (24.2%)       (34.1%)  (34.1%)%      (20.3%)  (20.4%)        75.2%    24.7%***    33.0%

Investment income ratio2        0.00%    0.00%         0.00%    0.00%

Expense ratio3                  0.90%    0.90%         0.90%    0.90%


                                                       INTERNATIONAL STOCK SUBACCOUNT
                                   2002                   2001                   2000                   1999             1998
                             -----------------      -----------------      -----------------      -----------------      ----
Net asset value:              Type 1   Type 2        Type 1   Type 2        Type 1   Type 2        Type 1  Type 2**

  Beginning of period         $11.74    $7.11        $15.24    $9.22        $18.71   $11.33        $14.16   $10.00      $12.33

  End of period                11.22     6.79         11.74     7.11         15.24     9.22         18.71    11.33       14.16

Net Assets at end of
  period (000s)               6,305      716         6,638      627

Units outstanding at
  end of period (000s)          562      105           565       88           573       52           447      0.5         411

Total return1                  (4.4%)   (4.5%)       (23.0%)  (22.9%)       (18.5%)  (18.6%)        32.1%    13.3%***    14.8%

Investment income ratio2        0.00%    0.00%         1.98%    1.98%

Expense ratio3                  0.90%    0.90%         0.90%    0.90%


                                                        DEVELOPING MARKETS SUBACCOUNT
                                   2002                   2001                   2000                   1999            1998**
                             -----------------      -----------------      -----------------      -----------------     ------
Net asset value:              Type 1   Type 2        Type 1   Type 2        Type 1   Type 2        Type 1  Type 2**

  Beginning of period                   $6.46                  $7.09                 $10.53                 $10.00

  End of period                          6.78                   6.46                   7.09                  10.53

Net Assets at end of
  period (000s)                          132                    103

Units outstanding at
  end of period (000s)                    19                     16                     11                    0.1

Total return1                            4.9%                  (8.9%)                (32.7%)                  5.3%***

Investment income ratio2                 1.47%                  0.85%

Expense ratio3                           0.90%                  0.90%

*This fund not available in this product type.

**The VULII product inception date was November 8, 1999, with all subaccounts starting with a $10.00 unit price.

***Not annualized.

1These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

2These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

3These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.